SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011 Consultant and Service Provider [Member]	Dec. 31, 2013 Consultant and Service Provider [Member]	Dec. 31, 2012 Consultant and Service Provider [Member]	Dec. 31, 2011 Consultant and Service Provider [Member]	Dec. 31, 2013 1996 Plan [Member]	Aug. 31, 2013 2003 Plan [Member]	Dec. 31, 2013 2003 Plan [Member]	Aug. 31, 2013 2006 Plan [Member]	Dec. 31, 2013 2006 Plan [Member]	Dec. 31, 2011 2006 Plan [Member]	Dec. 31, 2006 2006 Plan [Member]	Dec. 31, 2013 2006 and 2003 Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance								750,000		946,957		550,000		200,000
Exercisable term	5 years
Vesting term	4 years
Ordinary shares available for future option grants	844,536									446,958
Number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee												150,000
Additional number of shares authorized for issuance									500,000		150,000		200,000
Exercise of stock options, shares					4,750										35,250
Weighted average grant-date fair value of options granted	$ 1.45		$ 0.87
Total compensation cost related to options granted	$ 93	$ 41	$ 65
Total unrecognized compensation cost related to non-vested share-based compensation arrangements	182
Total unrecognized compensation cost related to non-vested share-based compensation arrangements, recognition period	3 years
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of options granted				7,250
Compensation expense related to the grant of stock options					$ 14	$ 3	$ 2